Offerings - Offering: 1	Nov. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	54,055
Proposed Maximum Offering Price per Unit	9.1750
Maximum Aggregate Offering Price	$ 495,954.63
Fee Rate	0.01381%
Amount of Registration Fee	$ 68.50
Offering Note	This “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Filing Fee” table in the registrant’s Registration Statement on Form S-3, filed with the U.S. Securities and Exchange Commission on September 16, 2025, in accordance with Rules 456(b) and Rule 457(r) under the Securities Act of 1933.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, based on average of high and low price per share of the common stock as reported on the Nasdaq Capital Market on November 13, 2025.